EQUITY INCENTIVE PLAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Status and Changes in Stock Option Plan

The status of the Company’s Plan and changes in the Plan as of September 30, 2015 are as follows:

	September 30, 2015
	Number of Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value(1)
Outstanding, beginning of year	336,051	$11.57
Granted	79,415	19.31
Exercised	(10,000)	6.90
Forfeited/expired	(5,000)	12.18

Outstanding, end of period	400,466	$13.21	$2,375

Options exercisable at period-end	240,400	$11.29	$1,887
Weighted-average fair value of options granted during the period(2)		$4.99

(1)	In thousands. The aggregate intrinsic value of a stock option in the table above represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holders had all option holders exercised their options on September 30, 2015 and December 31, 2014. This amount changes based on changes in the market value of the Company’s stock.
(2)	The fair value (present value of the estimated future benefit to the option holder) of each option grant is estimated on the date of grant using the Black-Scholes option pricing model.

The status of the Company’s stock option plan and changes in that plan as of for the years ended December 31 are as follows:

	December 31, 2014			December 31, 2013
Options	Number of Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value(1)	Number of Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value(1)
	(dollars in thousands except option and per share data)
Outstanding, beginning of year	405,100	$11.02		364,010	$10.59
Granted	26,631	14.46		51,090	13.28
Exercised	(84,790)	9.58		(10,000)	6.90
Forfeited/expired	(10,890)	13.79		—	—

Outstanding, end of period	336,051	$11.57	$561,617	405,100	$11.02	$484,488

Options exercisable at period-end	206,600	$10.79	$505,352	220,180	$9.88	$515,001
Weighted-average fair value of options granted during the period(2)		$3.52			$3.43

(1)	The aggregate intrinsic value of a stock option in the table above represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holders had all option holders exercised their options on December 31, 2014 and 2013. This amount changes based on changes in the market value of the Company’s stock.
(2)	The fair value (present value of the estimated future benefit to the option holder) of each option grant is estimated on the date of grant using the Black-Scholes option pricing model.

Activity in Restricted Stock Awards

Activity in restricted stock awards (“RSA”) as of September 30, 2015 is as follows:

	September 30, 2015
	RSAs	Weighted Average Grant Price
Outstanding, beginning of year	34,080	$12.88
Granted	14,379	19.71
Vested	—	—
Forfeited/expired	—	—

Outstanding, end of period	48,459	$14.90

Activity in restricted stock awards during 2014 were as follows:

	RSAs	Weighted Average Grant Price
Outstanding at beginning of year	38,290	$12.48
Granted	4,970	14.28
Vested	(9,180)	12.00
Forfeited or expired	(—)	—

Outstanding at end of year	34,080	$12.88

Activity in the restricted stock awards during 2013 were as follows:

	RSAs	Weighted Average Grant Price
Outstanding at beginning of year	20,160	$12.00
Granted	18,130	13.02
Vested	(—)	—
Forfeited or expired	(—)	—

Outstanding at end of year	38,290	$12.48

Schedule of Assumptions for Fair Value Option

The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions:

	December 31,
	2014	2013
Risk-free interest rates	1.38-2.17%	1.38-2.25%
Dividend yields	—	—
Expected volatility	35.00%	35.00%
Weighted-average expected life of the options	7.00 years	7.00 years

Schedule of Information Pertaining Options Outstanding

Information pertaining to options outstanding at December 31, 2014 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 6.90-10.08	87,490	1.51 Years	$9.24	87,490	$9.24
11.63-12.45	181,730	4.58 Years	11.92	106,930	11.81
13.02-15.19	66,831	8.90 Years	13.67	12,180	13.02

Outstanding at end of year	336,051	4.64 Years	$11.57	206,600	$10.79

Information pertaining to options outstanding at December 31, 2013 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 6.90-10.08	141,120	2.27 Years	$8.87	141,120	$8.87
11.63-12.45	212,890	5.52 Years	11.91	79,060	11.69
13.02-15.19	51,090	9.31 Years	13.27	—	—

Outstanding at end of year	405,100	4.87 Years	$11.02	220,180	$9.88

Summary of Nonvested Options

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested options, December 31, 2013	184,920	$2.16
Granted	26,631	3.52
Vested	(62,100)	2.37
Forfeited/exercised	(20,000)	1.96

Nonvested options, December 31, 2014	129,451	2.37